COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period maximum			2089
Capital expenditure commitments			$ 1,400		$ 1,000
Investment in equity-accounted investments	$ 31	$ 54	124	$ 74
2023
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			1,003
2024
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			425
2025 to 2027
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			11
Thereafter
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			$ 6